CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operations
Net income	$ 861	$ 974	$ 1,737	$ 1,288	$ 1,248
Adjustments
Depreciation and amortization	182	150	206	184	167
Deferred income taxes			68	(43)	22
Share-based compensation expense	41	23	32	27	22
Excess tax benefits from share-based compensation	(6)	(10)	(9)	(13)	(10)
Business optimization (benefits) charges, net	(7)	41	33	133	44
Gain on sale of discontinued operations	(44)		(466)
Net periodic pension benefit and OPEB cost	51	39	52	60	46
Change in fair value of contingent payment liabilities			124	18
Other	70	117	116	47	114
Changes in balance sheet items
Accounts and other current receivables, net	(266)	(22)	(75)	(51)	(95)
Inventories	(407)	(290)	(282)	(261)	(159)
Accounts payable	(31)	41	127	45	(49)
Accrued liabilities	71	(295)	(195)	202	85
Due to/from Baxter International Inc.	101
Business optimization payments	(12)	(33)	(37)	(31)	(21)
Other	(53)	(24)
Prepaids and other			(58)	(57)	(6)
Net cash provided from operations	551	711	1,373	1,548	1,408
Cash flows from investing activities
Capital expenditures	(863)	(699)	(970)	(797)	(521)
Acquisitions, net of cash acquired	(1,118)	(185)	(197)	(163)	(163)
Divestiture of vaccines business	46
Divestitures and other investing activities			666	(17)	(13)
Other investing activities	(28)	12
Net cash used for investing activities	(1,963)	(872)	(501)	(977)	(697)
Cash flows from financing activities
Net proceeds from issuance of long-term debt	4,941
Net transactions with Baxter International Inc.	(2,241)	163	(856)	(571)	(711)
Proceeds and excess tax benefits related to share-based compensation	39
Other financing activities	(6)	(2)	(16)
Net cash provided from financing activities	2,733	$ 161	$ (872)	$ (571)	$ (711)
Effect of foreign exchange rate changes on cash and equivalents	7
Change in cash and equivalents	1,328
Cash and equivalents at end of period	$ 1,328